PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	March 31, 2025	December 31, 2024

Vehicle	$58,443	$58,443
Equipment	50,000	50,000
Construction in progress	40,987	38,155

Total property and equipment	149,430	146,598
Less: accumulated depreciation	(58,262)	(51,173)

TOTAL PROPERTY AND EQUIPMENT, NET	$91,168	$95,425

For the three months ended March 31, 2025 and 2024, total depreciation expense was $7,089 and $7,096, respectively.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

6. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	2024	2023

Vehicle	$58,443	$58,443
Equipment	50,000	50,000
Construction in progress	38,155	-

Total property and equipment	146,598	108,443
Less: accumulated depreciation	(51,173)	(22,870)

TOTAL PROPERTY AND EQUIPMENT, NET	$95,425	$85,573

For the years ended December 31, 2024 and 2023, total depreciation expense was $28,303 and $13,106, respectively. In December 2023, the Company acquired fixed assets as part of an asset purchase agreement. See details in Note 15.